REPORTING ENTITY - Spin off BAC Holding - Derecognized assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 16,998,859	$ 18,597,861	$ 17,032,857		$ 36,642,829
Trading assets	20,163,214	15,451,121
Investment securities	39,162,618	34,425,693
Loans, net	190,129,486	176,168,055
Other accounts receivable, net	27,958,402	25,617,225
Non-current assets held for sale	105,214	101,184
Tangible assets	7,243,441	6,995,890	7,235,441
Goodwill	2,223,608	2,202,222	2,248,217
Other intangible assets	2,758,318	2,382,427
Income tax assets	4,778,103	3,877,749
Other assets	538,945	465,557
Total assets	327,859,383	301,181,596
Liabilities
Trading liabilities	1,011,934	2,154,361
Customer deposits	200,872,177	181,987,396
Financial obligations	72,823,775	65,541,339
Provisions	1,102,671	1,083,283	1,227,171		1,150,261
Income tax liabilities	5,863,966	5,814,987
Employee benefits	1,003,303	907,808
Other liabilities	11,996,981	11,954,440
Total liabilities	294,696,465	269,661,180
Equity
Equity attributable to owners of the parent	17,451,257	16,782,672
Non-controlling interests	15,711,661	14,737,744
Total equity	33,162,918	31,520,416	$ 30,821,659		39,471,647
Total liabilities and equity	$ 327,859,383	$ 301,181,596
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Assets
Cash and cash equivalents				$ 17,570,390	$ 18,963,992
Trading assets				158,850
Investment securities				14,286,296
Loans, net				69,778,334
Other accounts receivable, net				915,840
Non-current assets held for sale				63,957
Tangible assets				1,899,743
Goodwill				5,902,410
Other intangible assets				196,106
Income tax assets				227,872
Other assets				186,034
Total assets				111,185,832
Liabilities
Trading liabilities				904
Customer deposits				83,778,961
Financial obligations				10,938,587
Provisions				39,670
Income tax liabilities				481,239
Employee benefits				246,186
Other liabilities				2,820,225
Total liabilities				98,305,772
Equity
Equity attributable to owners of the parent				12,878,099
Non-controlling interests				1,961
Total equity				12,880,060
Total liabilities and equity				$ 111,185,832